INTELLECTUAL PROPERTY (Details Narrative) - USD ($)				6 Months Ended		12 Months Ended
	Oct. 08, 2020	Sep. 21, 2020	Aug. 13, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Amortization expense				$ 460,544	$ 483,044	$ 966,088	$ 1,406,031
Asset Impairment Charges						75,000
Asset Purchase Agreement [Member]
Purchase price	$ 305,000
Asset Purchase Agreement [Member] | Common Stock [Member]
Amortization expense	19,148,936
Asset Purchase Agreement [Member] | Payment at Closing [Member]
Purchase price	$ 125,000
Asset Purchase Agreement [Member] | FileFacets [Member]
Purchase price			$ 135,000
Asset Purchase Agreement [Member] | IntellyWP [Member]
Purchase price		$ 135,000
Cash paid for certain training		40,000
Proceeds from acquisition		25,000
Asset Impairment Charges						75,000
Write-down assets						$ 75,000
Asset Purchase Agreement [Member] | IntellyWP [Member] | Payment at Closing [Member]
Purchase price		$ 55,000